Consolidated portfolio of investments—March 31, 2024 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 93.04%
Investment companies: 28.13%
Allspring Government Money Market Fund Select Class♠∞*	5.25%	34,303,950	$34,303,950

			Maturity date	Principal
U.S. Treasury securities: 64.91%
U.S. Treasury Bills☼#		4.99	1-23-2025	$6,400,000	6,147,326
U.S. Treasury Bills☼		5.05	7-11-2024	14,900,000	14,684,925
U.S. Treasury Bills☼#		5.15	6-13-2024	6,400,000	6,332,314
U.S. Treasury Bills☼		5.18	5-23-2024	3,000,000	2,977,254
U.S. Treasury Bills☼		5.22	9-12-2024	30,000,000	29,302,727
U.S. Treasury Bills☼		5.24	7-16-2024	20,000,000	19,693,336
					79,137,882
Total short-term investments (Cost $113,442,018)					113,441,832
Total investments in securities (Cost $113,442,018)	93.04%				113,441,832
Other assets and liabilities, net	6.96				8,480,838
Total net assets	100.00%				$121,922,670

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,629,388	$127,385,044	$(98,710,482)	$0	$0	$34,303,950	34,303,950	$307,978
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,839,214	AUD	2,776,000	Goldman Sachs International	4-17-2024	$29,517	$0
USD	3,575,216	AUD	5,444,000	Goldman Sachs International	4-17-2024	26,229	0
BRL	6,219,000	USD	1,245,828	Goldman Sachs International	4-17-2024	0	(7,756)
BRL	12,822,000	USD	2,546,620	Goldman Sachs International	4-17-2024	5,971	0
USD	7,077,597	CAD	9,526,000	Goldman Sachs International	4-17-2024	43,360	0
USD	13,972,697	CAD	18,916,000	Goldman Sachs International	4-17-2024	4,649	0
USD	6,590,474	CHF	5,759,000	Goldman Sachs International	4-17-2024	194,828	0
USD	12,969,030	CHF	11,450,000	Goldman Sachs International	4-17-2024	253,256	0
CLP	1,054,575,000	USD	1,113,125	Goldman Sachs International	4-17-2024	0	(37,268)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
CLP	2,017,051,000	USD	2,132,009	Goldman Sachs International	4-17-2024	$0	$(74,251)
USD	4,100,352	CZK	94,683,000	Goldman Sachs International	4-17-2024	63,852	0
USD	7,898,486	CZK	183,032,000	Goldman Sachs International	4-17-2024	95,515	0
USD	3,887,703	EUR	3,548,000	Goldman Sachs International	4-17-2024	57,818	0
USD	7,661,090	EUR	7,029,000	Goldman Sachs International	4-17-2024	73,643	0
GBP	560,000	USD	717,013	Goldman Sachs International	4-17-2024	0	(10,156)
GBP	1,127,000	USD	1,434,794	Goldman Sachs International	4-17-2024	0	(12,243)
HUF	1,173,390,000	USD	3,227,799	Goldman Sachs International	4-17-2024	0	(16,428)
HUF	2,310,783,000	USD	6,361,713	Goldman Sachs International	4-17-2024	0	(37,490)
IDR	63,183,686,000	USD	4,054,395	Goldman Sachs International	4-17-2024	0	(71,066)
IDR	125,000,000,000	USD	7,948,620	Goldman Sachs International	4-17-2024	0	(68,167)
USD	606,781	JPY	89,233,000	Goldman Sachs International	4-17-2024	15,968	0
USD	1,160,334	JPY	172,391,000	Goldman Sachs International	4-17-2024	18,931	0
USD	4,096,336	KRW	5,378,325,000	Goldman Sachs International	4-17-2024	97,982	0
USD	7,966,927	KRW	10,621,666,000	Goldman Sachs International	4-17-2024	70,568	0
USD	1,436,976	MXN	24,199,000	Goldman Sachs International	4-17-2024	0	(15,267)
USD	2,780,803	MXN	46,917,000	Goldman Sachs International	4-17-2024	0	(34,803)
NOK	84,908,000	USD	8,112,835	Goldman Sachs International	4-17-2024	0	(289,070)
NOK	170,729,000	USD	16,074,435	Goldman Sachs International	4-17-2024	0	(342,777)
USD	8,137,386	NZD	13,210,000	Goldman Sachs International	4-17-2024	244,965	0
USD	16,036,916	NZD	26,346,000	Goldman Sachs International	4-17-2024	296,285	0
PLN	4,074,000	USD	1,040,590	Goldman Sachs International	4-17-2024	0	(20,743)
PLN	8,114,000	USD	2,043,960	Goldman Sachs International	4-17-2024	0	(12,778)
USD	2,455,584	SEK	25,075,000	Goldman Sachs International	4-17-2024	111,693	0
USD	4,780,459	SEK	49,722,000	Goldman Sachs International	4-17-2024	132,684	0
ZAR	76,457,000	USD	4,098,609	Goldman Sachs International	4-17-2024	0	(66,252)
ZAR	149,637,000	USD	7,869,386	Goldman Sachs International	4-17-2024	22,499	0
INR	334,160,000	USD	4,031,561	Goldman Sachs International	4-18-2024	0	(26,564)
INR	664,044,000	USD	8,003,134	Goldman Sachs International	4-18-2024	0	(44,388)
						$1,860,213	$(1,187,467)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	19	4-19-2024	$1,664,344	$1,685,665	$21,321	$0
Light Sweet Crude Oil Futures**	10	4-22-2024	805,760	831,700	25,940	0
Henry Hub Natural Gas Futures**	34	4-26-2024	644,722	599,420	0	(45,302)
Brent Crude Oil Futures**	23	4-30-2024	1,963,167	2,001,000	37,833	0
NY Harbor ULSD Futures**	5	4-30-2024	561,129	550,767	0	(10,362)
Number 2 Cotton Futures**	49	5-8-2024	2,311,537	2,238,810	0	(72,727)
Gas Oil Futures**	44	5-10-2024	3,603,916	3,555,200	0	(48,716)
LME Lead Futures**	34	5-13-2024	1,759,570	1,738,752	0	(20,818)
Soybean Futures**	46	5-14-2024	2,739,652	2,740,450	798	0
Soybean Meal Futures**	75	5-14-2024	2,524,638	2,532,750	8,112	0
Cocoa Futures**	29	5-15-2024	2,058,263	2,832,140	773,877	0
C Coffee Futures**	24	5-20-2024	1,656,300	1,699,650	43,350	0
10-Year Euro BUND Index	43	6-6-2024	6,112,739	6,187,571	74,832	0
TOPIX Index	10	6-13-2024	1,770,815	1,829,832	59,017	0
S&P ASX Share Price Index 200	18	6-20-2024	2,264,088	2,331,571	67,483	0
S&P/TSX 60 Index	11	6-20-2024	2,147,093	2,178,642	31,549	0
See accompanying consolidated notes to portfolio of investments
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
DAX Index	3	6-21-2024	$1,467,530	$1,519,236	$51,706	$0
E-Mini NASDAQ 100 Index	3	6-21-2024	1,097,666	1,108,500	10,834	0
E-Mini Russell 2000 Index	12	6-21-2024	1,245,284	1,287,540	42,256	0
E-Mini S&P 500 Index	7	6-21-2024	1,825,962	1,857,975	32,013	0
Euro STOXX 50 Index	31	6-21-2024	1,645,165	1,687,267	42,102	0
FTSE 100 Index	22	6-21-2024	2,147,606	2,218,052	70,446	0
MSCI Emerging Markets Index	30	6-21-2024	1,569,959	1,573,500	3,541	0
Live Cattle Futures**	58	6-28-2024	4,275,466	4,181,800	0	(93,666)
Short
Number 11 World Sugar Futures**	(17)	4-30-2024	(409,831)	(428,781)	0	(18,950)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(41)	4-30-2024	(4,582,649)	(4,684,873)	0	(102,224)
LME Copper Futures**	(27)	5-13-2024	(5,995,154)	(5,957,914)	37,240	0
LME Nickel Futures**	(13)	5-13-2024	(1,383,029)	(1,299,648)	83,381	0
LME Primary Aluminum Futures**	(51)	5-13-2024	(2,864,802)	(2,959,249)	0	(94,447)
LME Zinc Futures**	(73)	5-13-2024	(4,549,489)	(4,417,759)	131,730	0
Corn Futures**	(69)	5-14-2024	(1,499,007)	(1,524,900)	0	(25,893)
Hard Red Winter Wheat Futures**	(16)	5-14-2024	(466,731)	(468,200)	0	(1,469)
Soybean Oil Futures**	(7)	5-14-2024	(198,530)	(201,390)	0	(2,860)
Wheat Futures**	(68)	5-14-2024	(1,881,671)	(1,904,850)	0	(23,179)
Silver Futures**	(11)	5-29-2024	(1,351,163)	(1,370,380)	0	(19,217)
Lean Hogs Futures**	(32)	6-14-2024	(1,311,026)	(1,298,560)	12,466	0
10-Year Australian Bond	(84)	6-17-2024	(6,319,708)	(6,381,197)	0	(61,489)
10-Year U.S. Treasury Notes	(112)	6-18-2024	(12,307,964)	(12,409,250)	0	(101,286)
10-Year Canadian Bond	(111)	6-19-2024	(9,784,075)	(9,861,386)	0	(77,311)
Gold 100 Troy Ounces Futures**	(32)	6-26-2024	(6,953,422)	(7,162,880)	0	(209,458)
					$1,661,827	$(1,029,374)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—March 31, 2024 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap †	Goldman Sachs International	Monthly	4-30-2024	$16,163,585	$16,766,254	$602,669	$0

†
The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the 1D USD-SOFR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Quebecor, Inc.	18,100	$396,729	2.37%
Entertainment
Electronic Arts, Inc.	1,296	171,940	1.03
Interactive media & services
Scout24 SE	5,833	439,624	2.62
Wireless telecommunication services
Tele2 AB Class B	56,298	462,312	2.76
		1,470,605
Consumer discretionary
Broadline retail
Canadian Tire Corp. Ltd. Class A	1,900	189,502	1.13
Etsy, Inc.	2,496	171,525	1.02
Next PLC	1,852	215,798	1.29
Distributors
Pool Corp.	430	173,505	1.04
Hotels, restaurants & leisure
Domino’s Pizza, Inc.	1,334	662,838	3.95
McDonald’s Holdings Co. Japan Ltd.	3,900	175,188	1.04
Household durables
SEB SA	1,451	185,658	1.11
Specialty retail
Best Buy Co., Inc.	2,269	186,126	1.11
		1,960,140
Consumer staples
Beverages
Molson Coors Beverage Co.	3,153	212,040	1.26
Consumer staples distribution & retail
Andersons, Inc.	4,127	236,766	1.41
Food products
John B Sanfilippo & Son, Inc.	2,658	281,535	1.68
WH Group Ltd.	477,500	314,799	1.88
See accompanying consolidated notes to portfolio of investments
4 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer staples (continued)
Personal care products
Medifast, Inc.	4,805	$184,128	1.10%
		1,229,268
Energy
Oil, gas & consumable fuels
Ampol Ltd.	9,885	256,310	1.53
ARC Resources Ltd.	17,000	303,090	1.81
Galp Energia SGPS SA	19,943	329,510	1.97
Idemitsu Kosan Co. Ltd.	31,500	214,952	1.28
MEG Energy Corp.	10,000	229,596	1.37
Parkland Corp.	12,500	398,103	2.37
Plains GP Holdings LP Class A	11,175	203,944	1.22
World Kinect Corp.	6,963	184,171	1.10
		2,119,676
Financials
Capital markets
Brookfield Asset Management Ltd.	6,700	281,444	1.68
Cboe Global Markets, Inc.	1,681	308,850	1.84
Donnelley Financial Solutions, Inc.	2,707	167,861	1.00
Hargreaves Lansdown PLC	35,044	325,539	1.94
Intercontinental Exchange, Inc.	1,343	184,568	1.10
SEI Investments Co.	4,538	326,282	1.95
Financial services
A-Mark Precious Metals, Inc.	5,624	172,601	1.03
Eurazeo SE	6,402	561,177	3.35
EXOR NV	1,531	170,210	1.01
Helia Group Ltd.	136,328	347,357	2.07
Industrivarden AB Class C	6,412	220,502	1.31
Insurance
Erie Indemnity Co. Class A	535	214,840	1.28
Medibank Pvt Ltd.	175,513	430,043	2.57
		3,711,274
Health care
Health care equipment & supplies
Varex Imaging Corp.	10,022	181,398	1.08
Health care providers & services
Cardinal Health, Inc.	3,419	382,586	2.28
Cencora, Inc.	869	211,158	1.26
McKesson Corp.	428	229,772	1.37
National HealthCare Corp.	2,098	198,282	1.18
Pharmaceuticals
GSK PLC	11,676	251,794	1.50
Hikma Pharmaceuticals PLC	10,691	258,876	1.54
Orion Oyj Class B	6,237	232,614	1.39
Viatris, Inc.	23,911	285,497	1.70
		2,231,977
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 5

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials
Aerospace & defense
Huntington Ingalls Industries, Inc.	1,103	$321,491	1.92%
Air freight & logistics
CH Robinson Worldwide, Inc.	5,423	412,907	2.46
Expeditors International of Washington, Inc.	3,608	438,625	2.62
Building products
A O Smith Corp.	2,002	179,099	1.07
Builders FirstSource, Inc.	807	168,300	1.00
Fortune Brands Innovations, Inc.	2,553	216,162	1.29
Masco Corp.	2,616	206,350	1.23
Commercial services & supplies
TOPPAN, Inc.	7,600	189,573	1.13
Veralto Corp.	2,571	227,945	1.36
Construction & engineering
ACS Actividades de Construccion Y Servicios SA	5,052	211,364	1.26
Ground transportation
Odakyu Electric Railway Co. Ltd.	12,400	170,502	1.02
TFI International, Inc.	1,700	271,086	1.62
Industrial conglomerates
DCC PLC	4,880	354,775	2.11
Machinery
Otis Worldwide Corp.	2,361	234,376	1.40
Schindler Holding AG	810	202,436	1.20
Marine transportation
SITC International Holdings Co. Ltd.	118,000	215,590	1.29
Professional services
Adecco Group AG	4,923	194,660	1.16
Barrett Business Services, Inc.	1,963	248,751	1.48
Kelly Services, Inc. Class A	9,900	247,896	1.48
Kforce, Inc.	4,966	350,202	2.09
Robert Half International, Inc.	2,674	211,995	1.26
Verisk Analytics, Inc.	1,587	374,104	2.23
Trading companies & distributors
FTAI Aviation Ltd.	2,759	185,681	1.11
Hanwa Co. Ltd.	6,200	241,234	1.44
Watsco, Inc.	486	209,937	1.25
		6,285,041
Information technology
Electronic equipment, instruments & components
Azbil Corp.	8,800	242,352	1.44
CDW Corp.	792	202,578	1.21
PC Connection, Inc.	3,524	232,337	1.39
IT services
Akamai Technologies, Inc.	1,901	206,753	1.23
Hackett Group, Inc.	7,320	177,876	1.06
Otsuka Corp.	9,400	198,768	1.19
SCSK Corp.	10,700	198,407	1.19
VeriSign, Inc.	1,356	256,976	1.53
See accompanying consolidated notes to portfolio of investments
6 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Information technology (continued)
Semiconductors & semiconductor equipment
BE Semiconductor Industries NV	1,292	$197,791	1.18%
Teradyne, Inc.	1,755	198,017	1.18
Software
Check Point Software Technologies Ltd.	1,227	201,240	1.20
Dropbox, Inc. Class A	21,938	533,093	3.18
Fair Isaac Corp.	202	252,421	1.51
Manhattan Associates, Inc.	1,692	423,389	2.53
Tyler Technologies, Inc.	438	186,154	1.11
		3,708,152
Materials
Chemicals
Clariant AG	17,104	231,189	1.38
NewMarket Corp.	325	206,252	1.23
RPM International, Inc.	1,657	197,100	1.17
Umicore SA	16,893	364,409	2.17
Metals & mining
BlueScope Steel Ltd.	26,773	416,102	2.48
Cleveland-Cliffs, Inc.	8,115	184,535	1.10
Deterra Royalties Ltd.	113,313	364,033	2.17
JFE Holdings, Inc.	10,400	171,650	1.02
Kinross Gold Corp.	53,200	326,376	1.95
Olympic Steel, Inc.	3,571	253,113	1.51
Reliance Steel & Aluminum Co.	781	260,995	1.56
		2,975,754
Real estate
Diversified REITs
Stockland	97,395	307,817	1.84
Real estate management & development
Daito Trust Construction Co. Ltd.	2,300	261,633	1.56
Hulic Co. Ltd.	16,800	172,017	1.03
Retail REITs
RioCan REIT	14,900	203,169	1.21
		944,636
Utilities
Electric utilities
BKW AG	2,032	311,836	1.86
CLP Holdings Ltd.	24,000	191,187	1.14
NRG Energy, Inc.	6,760	457,585	2.73
Origin Energy Ltd.	64,263	385,268	2.30
Gas utilities
Enagas SA	18,351	272,519	1.63
Multi-utilities
Centrica PLC	306,336	493,548	2.94
Sembcorp Industries Ltd.	48,700	194,764	1.16
		2,306,707
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 7

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA	(7,574)	$(267,770)	(1.60)%
Entertainment
Warner Bros Discovery, Inc.	(27,835)	(243,000)	(1.45)
Media
Trade Desk, Inc. Class A	(2,652)	(231,838)	(1.38)
(742,608)
Consumer discretionary
Automobile components
Aptiv PLC	(3,208)	(255,518)	(1.53)
Broadline retail
Rakuten Group, Inc.	(47,900)	(270,857)	(1.62)
Hotels, restaurants & leisure
Churchill Downs, Inc.	(3,065)	(379,294)	(2.26)
Flutter Entertainment PLC	(1,596)	(318,072)	(1.90)
Las Vegas Sands Corp.	(3,656)	(189,015)	(1.13)
Oriental Land Co. Ltd.	(7,200)	(230,059)	(1.37)
Wynn Resorts Ltd.	(2,016)	(206,096)	(1.23)
Household durables
Sony Group Corp.	(4,800)	(409,988)	(2.45)
Specialty retail
Avolta AG	(4,612)	(191,926)	(1.14)
Five Below, Inc.	(1,546)	(280,414)	(1.67)
Floor & Decor Holdings, Inc. Class A	(2,565)	(332,475)	(1.98)
Textiles, apparel & luxury goods
Hermes International	(80)	(204,205)	(1.22)
LVMH Moet Hennessy Louis Vuitton SE	(240)	(215,865)	(1.29)
(3,483,784)
Consumer staples
Consumer staples distribution & retail
Lawson, Inc.	(3,400)	(232,125)	(1.39)
Seven & i Holdings Co. Ltd.	(29,800)	(433,082)	(2.58)
(665,207)
Energy
Oil, gas & consumable fuels
Aker BP ASA	(8,758)	(219,664)	(1.31)
Enbridge, Inc.	(7,600)	(274,645)	(1.64)
Matador Resources Co	(4,153)	(277,296)	(1.65)
Permian Resources Corp.	(15,622)	(275,884)	(1.65)
Shell PLC	(6,806)	(225,492)	(1.34)
Sitio Royalties Corp.	(9,143)	(226,015)	(1.35)
TC Energy Corp.	(7,600)	(305,448)	(1.82)
Woodside Energy Group Ltd.	(19,944)	(396,393)	(2.36)
(2,200,837)
Financials
Capital markets
Coinbase Global, Inc. Class A	(804)	(213,156)	(1.27)
Deutsche Boerse AG	(1,412)	(288,901)	(1.72)
See accompanying consolidated notes to portfolio of investments
8 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Capital markets (continued)
EQT AB	(14,156)	$(447,797)	(2.67)%
UBS Group AG	(5,486)	(168,744)	(1.01)
Financial services
Apollo Global Management, Inc.	(2,198)	(247,165)	(1.47)
Block, Inc.	(2,299)	(194,450)	(1.16)
WEX, Inc.	(941)	(223,516)	(1.33)
Insurance
Beazley PLC	(30,001)	(251,997)	(1.50)
Prudential PLC	(18,954)	(177,746)	(1.06)
(2,213,472)
Health care
Biotechnology
CSL Ltd.	(2,126)	(398,887)	(2.38)
Health care providers & services
Ramsay Health Care Ltd.	(7,607)	(280,126)	(1.67)
UnitedHealth Group, Inc.	(539)	(266,643)	(1.59)
Pharmaceuticals
Daiichi Sankyo Co. Ltd.	(7,200)	(228,204)	(1.36)
Pfizer, Inc.	(8,549)	(237,235)	(1.41)
(1,411,095)
Industrials
Aerospace & defense
Airbus SE	(965)	(177,735)	(1.06)
Building products
Daikin Industries Ltd.	(2,100)	(285,910)	(1.70)
Zurn Elkay Water Solutions Corp.	(5,687)	(190,344)	(1.14)
Commercial services & supplies
Driven Brands Holdings, Inc.	(11,411)	(180,180)	(1.08)
RB Global, Inc.	(2,800)	(213,263)	(1.27)
Rentokil Initial PLC	(58,797)	(350,052)	(2.09)
Construction & engineering
Vinci SA	(1,733)	(222,039)	(1.32)
Electrical equipment
Regal Rexnord Corp.	(1,664)	(299,686)	(1.79)
Ground transportation
Canadian Pacific Kansas City Ltd.	(6,100)	(537,834)	(3.21)
Machinery
Chart Industries, Inc.	(1,133)	(186,628)	(1.11)
Trading companies & distributors
AerCap Holdings NV	(2,129)	(185,031)	(1.11)
Ashtead Group PLC	(6,201)	(441,420)	(2.63)
Herc Holdings, Inc.	(1,216)	(204,653)	(1.22)
Transportation infrastructure
Atlas Arteria Ltd.	(79,510)	(276,162)	(1.65)
(3,750,937)
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 9

Consolidated portfolio of investments—March 31, 2024 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Information technology
Electronic equipment, instruments & components
Hexagon AB Class B	(22,504)	$(266,373)	(1.59)%
Keyence Corp.	(700)	(324,105)	(1.93)
IT services
NEXTDC Ltd.	(15,773)	(182,854)	(1.09)
NTT Data Group Corp.	(26,100)	(412,845)	(2.46)
Snowflake, Inc. Class A	(1,312)	(212,019)	(1.26)
Semiconductors & semiconductor equipment
Advanced Micro Devices, Inc.	(1,075)	(194,027)	(1.16)
MKS Instruments Inc	(2,394)	(318,402)	(1.90)
Software
Aspen Technology, Inc.	(939)	(200,270)	(1.20)
WiseTech Global Ltd.	(2,923)	(178,954)	(1.07)
(2,289,849)
Materials
Chemicals
Corteva, Inc.	(4,212)	(242,906)	(1.45)
DSM-Firmenich AG	(4,533)	(515,451)	(3.07)
Sika AG	(1,061)	(316,000)	(1.88)
Containers & packaging
SIG Group AG	(10,761)	(238,643)	(1.42)
Metals & mining
De Grey Mining Ltd.	(283,813)	(233,958)	(1.40)
Ivanhoe Mines Ltd. Class A	(35,300)	(421,135)	(2.51)
MP Materials Corp.	(11,730)	(167,739)	(1.00)
(2,135,832)
Real estate
Industrial REITs
Prologis, Inc.	(2,254)	(293,516)	(1.75)
Rexford Industrial Realty, Inc.	(4,176)	(210,053)	(1.25)
Real estate management & development
Wharf Real Estate Investment Co. Ltd.	(71,000)	(230,864)	(1.38)
Retail REITs
Realty Income Corp.	(4,348)	(235,227)	(1.40)
(969,660)
Utilities
Electric utilities
NextEra Energy, Inc.	(3,554)	(227,136)	(1.35)
(227,136)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2024 (unaudited)
Notes to consolidated portfolio of investments
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2024, the Subsidiary had $5,411,684 of investments in affiliates and cash at broker segregated for futures contacts representing 100.81% of its net assets. As of March 31, 2024, the Fund held $5,368,246 in the Subsidiary, representing 4.61% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and is subject to interest rate risk, equity price risk, commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of
Allspring Alternative Risk Premia Fund | 11

Notes to consolidated portfolio of investments—March 31, 2024 (unaudited)
securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps . Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$34,303,950	$0	$0	$34,303,950
U.S. Treasury securities	79,137,882	0	0	79,137,882
	113,441,832	0	0	113,441,832
Forward foreign currency contracts	0	1,860,213	0	1,860,213
Futures contracts	1,661,827	0	0	1,661,827
Swap contracts	0	602,669	0	602,669
Total assets	$115,103,659	$2,462,882	$0	$117,566,541
Liabilities
Forward foreign currency contracts	$0	$1,187,467	$0	$1,187,467
Futures contracts	1,029,374	0	0	1,029,374
Total liabilities	$1,029,374	$1,187,467	$0	$2,216,841
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of March 31, 2024, $7,885,297 was segregated as cash collateral for these open futures contracts. The Fund also received $760,000 as cash collateral for open forward foreign currency contracts.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Alternative Risk Premia Fund | 13